UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               BOND ALLOCATION TARGET SHARES - SERIES S PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                              MATURITY    (000)       VALUE
                                             ----------  -------  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.0%
  Federal Home Loan Mortgage
  Corp., Unsecured Notes
      5.25%                                   01/15/06    $100     $ 100,756
      1.88%                                   02/15/06     300       296,503

                                                                   =========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $398,778)                                                    397,259
                                                                   ---------
MORTGAGE PASS-THROUGHS - 25.3%
  Federal Home Loan Mortgage
  Corp. ARM
      3.54%(b)                                05/01/34     365       358,934
      3.57%(b)                                07/01/34     361       360,167
      4.79%(b)                                04/01/35     198       199,646
  Federal National Mortgage
  Association ARM
      4.83%(b)                                07/01/34     175       176,914
      4.88%(b)                                06/01/35     400       406,250
      4.65%(b)                                07/01/35     375       376,698
  Government National Mortgage
  Association II ARM
      5.00%(b)                                10/20/34     619       625,882

                                                                   =========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $2,511,912)                                                2,504,491
                                                                   ---------

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
  Bank of America Funding Corp.,
    Series 04-C, Class 4A1
     3.59%(b)                                 11/25/34      96        96,066
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     3.68%(b)                                 11/25/34      93        93,895
  Countrywide Alternative Loan
    Trust, Series 2005-28CB,
    Class 1A5
     5.50%                                    08/25/35     100       103,376
  Federal Home Loan Mortgage
    Corp., Series 2877, Class PA
     5.50%                                    07/15/33     289       296,725
  Federal Home Loan Mortgage
    Corp., Series SF5, Class GB
     1.77%                                    12/15/07     275       270,117
  Goldman Sachs Mortgage
    Securities Corp., Series 04-11,
    Class 2A2
     3.63%(b)                                 12/25/34      82        82,303
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-EE,
    Class 2A1
     3.99%(b)                                 01/25/35     185       186,806

                                                                     =======
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $1,129,969)                                                1,129,288
                                                                   ---------

                                                   PAR
                                     MATURITY     (000)       VALUE
                                    ----------   -------   ----------
ASSET BACKED SECURITIES - 53.7%
  Capital Auto Receivables Asset
    Trust, Series 02-2, Class A4
    4.50%                           10/15/07     $99       $98,795
  Capital Auto Receivables Asset
    Trust, Series 02-3, Class A3
    3.58%                           10/16/06     166       165,885
  Capital Auto Receivables Asset
    Trust, Series 02-4, Class A4
    2.64%                           03/17/08      87        85,856
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%                           02/15/08     100        99,359
  Chase Manhattan Auto Owner
    Trust, Series 01-B, Class A4
    3.80%                           05/15/08     180       180,010
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                           02/09/09     300       304,556
  Citibank Credit Card Master
    Trust, Series 99-5, Class A
    6.10%                           05/15/08     350       356,459
  Daimler Chrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                           01/08/08     350       347,898
  Daimler Chrysler Auto Trust,
    Series 04-A, Class A3
    2.00%                           12/08/07     300       296,188
  DaimlerChrysler Auto Trust,
    Series 02-B, Class A4
    3.53%                           12/06/07     153       152,691
  Ford Credit Auto Owner Trust,
    Series 04-A, Class A3
    2.93%                           03/15/08     300       296,887
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                           11/17/08     120       119,162
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                           02/21/07     178       176,464
  Honda Auto Receivables Owner
    Trust, Series 03-4, Class A3
    2.19%                           05/15/07     300       298,150
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    3.01%                           10/20/08     300       296,019
  MBNA Credit Card Master Note
    Trust, Series 03, Class A6
    2.75%                           10/15/10     300       289,842
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
    2.70%                           09/15/09     350       342,781
  MBNA Credit Card Master Notes
    Trust, Series 01-A1,Class A1
    5.75%                           10/15/08     350       355,573
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                           12/17/07     350       345,983

                                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
         BOND ALLOCATION TARGET SHARES - SERIES S PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                    PAR/SHARES
                                       MATURITY       (000)          VALUE
                                      ----------   -----------   ------------
ASSET BACKED SECURITIES (Continued)
  Standard Credit Card Master
    Trust I, Series 94-2, Class A
    7.25%                             04/07/06         $350      $ 358,756
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                             06/16/08          350        346,967

                                                                 =========
TOTAL ASSET BACKED SECURITIES
  (Cost $5,363,637)                                              5,314,281
                                                                 ---------
CORPORATE BONDS - 3.0%
Insurance - 3.0%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(c)
  (Cost $301,414)                     10/22/08          300        293,703
                                                                 ---------

SHORT TERM INVESTMENTS - 2.7%
  Galileo Money Market Fund
  (Cost $268,534)                                       269        268,534
                                                                   -------

TOTAL INVESTMENTS IN SECURITIES -  100.1%
  (Cost $9,974,244(a))                                           9,907,556
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.1)%                                            (6,983)
                                                                 ---------
NET ASSETS - 100.0%                                             $9,900,573
                                                                ==========

-------------------

(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $ 14,727
      Gross unrealized depreciation                                     (81,415)
                                                                       --------
                                                                       $(66,688)
                                                                       ========

(b) Rates shown are the rates as of June 30, 2005.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of June 30, 2005, the fund held 3.0% of its net assets, with a current market value of
       $293,703 in securities restricted as to resale.

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               BOND ALLOCATION TARGET SHARES - SERIES C PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                 VALUE
                                      ----------   -------------------   ------------------
CORPORATE BONDS - 83.2%
Aerospace - 2.4%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                             12/01/29           $   85          $ 122,638
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                             02/15/31               50             67,634
  Raytheon Co., Unsecured Notes
    5.38%                             04/01/13               50             52,071

                                                                         =========
                                                                           242,343
                                                                         ---------
Banks - 18.2%
  Bank of America Corp.,
    Subordinated Notes
    7.40%                             01/15/11              165            188,839
  Bank One N.A., Senior
    Unsecured Notes
    3.70%                             01/15/08              125            123,935
  BankBoston N.A., Subordinated
    Notes
    7.38%                             09/15/06               25             25,961
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                             05/10/06              225            228,369
  Citigroup, Inc., Subordinated
    Notes
    6.00%                             10/31/33               20             22,734
  Citigroup, Inc., Unsecured Notes
    5.85%                             12/11/34               60             66,327
  FleetBoston Financial Corp.,
    Senior Unsecured Notes
    4.20%                             11/30/07               80             80,085
  HSBC Bank USA, Subordinated
    Notes
    4.62%                             04/01/14              100            100,518
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                             05/30/07              300            306,270
  National City Bank of Indiana,
    Senior Bank Notes
    2.38%                             08/15/06               75             73,589
  Northern Trust Corp.,
    Subordinated Notes
    4.60%                             02/01/13               25             25,216
  Royal Bank of Scotland Group
    PLC, Subordinated Notes
    7.38%                             04/29/49              150            153,539
  State Street Corp., Subordinated
    Notes
    7.65%                             06/15/10               50             57,918
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                             05/30/08               50             48,320
  Wachovia Corp., Subordinated
    Notes
    5.25%                             08/01/14               60             62,633
  Wells Fargo & Co. Holdings
    Corp., Subordinated Notes
    6.25%                             04/15/08              270            284,521

                                                                         =========
                                                                         1,848,774
                                                                         ---------
Beverages & Bottling - 0.4%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%(b)                          10/01/08               40             39,350
                                                                         ---------

                                                           PAR
                                       MATURITY           (000)                 VALUE
                                      ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Broadcasting - 0.6%
  News America, Inc., Senior
    Debentures
    7.28%                             06/30/28           $   50          $  58,132
                                                                         ---------
Chemicals - 0.5%
  E. I. Dupont de Nemours & Co.,
    Senior Debentures
    6.50%                             01/15/28               40             48,858
                                                                         ---------
Energy & Utilities - 6.4%
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    8.12%                             06/15/10               65             74,892
  Dominion Resources, Inc.,
    Unsecured Notes
    5.95%                             06/15/35               50             51,910
  Duke Energy Corp., First
    Mortgage Bonds
    4.50%                             04/01/10               50             50,438
  FirstEnergy Corp., Senior
    Unsecured Notes
    7.38%                             11/15/31               15             18,326
  Florida Power & Light Co., First
    Mortgage Bonds
    6.00%                             06/01/08               60             63,057
    5.85%                             02/01/33               70             78,632
  Kiowa Power Partners LLC,
    Senior Secured Notes
    4.81%(b)                          12/30/13               25             24,382
  Metropolitan Edison Co., First
    Mortgage Bonds
    4.95%                             03/15/13               15             15,245
  Nisource Finance Corp., Senior
    Unsecured Notes
    5.40%                             07/15/14               25             25,791
  Nisource Finance Corp.,
    Unsecured Notes
    3.85%(c)                          11/23/09               25             25,114
  Oncor Electric Delivery Co.,
    Senior Secured Notes
    6.38%                             01/15/15               15             16,627
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                             03/01/31               75             93,878
    7.00%                             10/30/31               50             57,750
  Scottish Power PLC, Unsecured
    Notes
    4.90%                             03/15/10               50             50,724

                                                                         =========
                                                                           646,766
                                                                         ---------
Entertainment & Leisure - 2.8%
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
    6.75%                             01/30/11               90             99,294
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                             02/15/26               50             62,447
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                             02/01/24               70             85,523
  Turner Broadcasting Corp.,
    Senior Notes
    8.38%                             07/01/13               25             30,658

                                                                         =========
                                                                           277,922
                                                                         ---------

                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
         BOND ALLOCATION TARGET SHARES - SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                 VALUE
                                        ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Finance - 14.4%
  Allstate Life Global Funding
    Trust, Secured Notes
    4.50%                               05/29/09           $   25          $  25,279
  American Express Co., Senior
    Unsecured Notes
    4.75%                               06/17/09               75             76,523
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    4.12%(b)                            01/15/10              125            124,119
  Boeing Capital Corp., Senior
    Unsecured Notes
    6.50%                               02/15/12               25             27,965
  Eksportfinans ASA, Unsecured
    Notes
    4.38%                               07/15/09              100            101,506
  General Electric Capital Corp.,
    Senior Unsecured Notes
    6.75%                               03/15/32               90            110,857
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                               01/15/08              300            302,082
    3.60%                               10/15/08               95             93,401
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                               08/15/07               50             50,111
  Goldman Sachs Group, Inc.,
    Senior Unsecured Notes
    5.12%                               01/15/15              110            112,040
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                               02/01/08               30             32,031
  Morgan Stanley, Senior
    Unsecured Notes
    3.88%                               01/15/09              175            172,779
  Nationwide Building Society,
    Unsecured Notes
    2.62%(b)                            01/30/07              100             97,883
  Rio Tinto Finance (USA) Ltd.,
    Unsecured Notes
    2.62%                               09/30/08               50             47,614
  SLM Corp., Senior Unsecured
    Notes
    3.50%                               09/30/06               75             74,276

                                                                           =========
                                                                           1,448,466
                                                                           ---------
Food & Agriculture - 1.6%
  Kellogg Co., Senior Debentures,
    Series B
    7.45%                               04/01/31               40             53,033
  Kraft Foods, Inc., Senior
    Unsecured Notes
    5.62%                               11/01/11               15             15,912
  Sysco International Co., Senior
    Unsecured Notes
    6.10%                               06/01/12               25             27,544
  Unilever Capital Corp., Senior
    Unsecured Notes
    5.90%                               11/15/32               60             66,853

                                                                           =========
                                                                             163,342
                                                                           ---------
Insurance - 5.1%
  American General Corp., Senior
    Unsecured Notes
    7.50%                               08/11/10               80             90,681

                                                             PAR
                                         MATURITY           (000)                 VALUE
                                        ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    4.00%                               01/31/08           $   75          $  74,669
  Encana Holdings Finance Corp.,
    Senior Unsecured Notes
    5.80%                               05/01/14               50             53,587
  John Hancock Financial
    Services, Inc., Senior
    Unsecured Notes
    5.62%                               12/01/08               25             26,120
  Metropolitan Life Global Funding
    I, Senior Secured Notes
    4.75%(b)                            06/20/07              100            101,364
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(b)                            06/19/08               50             48,252
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(b)                            01/22/08               50             49,687
  Wellpoint, Inc., Unsecured Notes
    5.95%                               12/15/34               60             65,494

                                                                           =========
                                                                             509,854
                                                                           ---------
Manufacturing - 1.9%
  Honeywell International, Inc.,
    Senior Unsecured Notes
    5.12%                               11/01/06              190            192,374
                                                                           ---------
Medical Instruments & Supplies - 0.3%
  Bristol-Myers Squibb Co., Senior
    Unsecured Notes
    5.75%                               10/01/11               25             26,747
                                                                           ---------
Metal & Mining - 0.5%
  Alcan, Inc., Unsecured Notes
    6.12%                               12/15/33               25             26,781
  Noranda, Inc., Unsecured Notes
    5.50%                               06/15/17               20             19,926

                                                                           =========
                                                                              46,707
                                                                           ---------
Motor Vehicles - 2.8%
  DaimlerChrysler N.A. Holding
    Corp., Notes
    4.75%                               01/15/08               35             35,100
  Ford Motor Credit Co., Senior
    Notes
    5.80%                               01/12/09              125            118,662
  General Motors Acceptance
    Corp., Senior Unsecured
    Notes
    7.00%                               02/01/12               90             82,965
    8.00%                               11/01/31               25             22,506
  Nissan Motor Acceptance Corp.,
    Unsecured Notes
    4.62%(b)                            03/08/10               25             25,153

                                                                           =========
                                                                             284,386
                                                                           ---------
Oil & Gas - 5.3%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                               03/15/33               25             29,718
  Apache Corp., Senior Unsecured
    Notes
    6.25%                               04/15/12               50             55,831

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
         BOND ALLOCATION TARGET SHARES - SERIES C PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                 VALUE
                                     ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Burlington Resources Finance
    Co., Senior Unsecured Notes
    5.60%                            12/01/06           $   20               $ 20,312
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                            10/15/11              100                110,979
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    6.85%                            04/15/11               50                 55,794
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                            09/30/11               65                 72,733
  Enterprise Products Operating
    LP, Unsecured Notes
    5.75%(b)                         03/01/35               30                 29,290
  Noble Energy, Inc., Senior
    Unsecured Notes
    5.25%                            04/15/14               25                 25,742
  Occidental Petroleum Corp.,
    Senior Notes
    8.45%                            02/15/29               25                 36,105
  Suncor Energy, Inc.
    5.95%                            12/01/34               25                 27,956
  Union Oil Co. of California,
    Senior Unsecured Notes
    5.05%                            10/01/12               15                 15,599
  XTO Energy, Inc., Senior
    Unsecured Notes
    5.00%                            01/31/15               50                 49,885

                                                                             ========
                                                                              529,944
                                                                             --------
Paper & Forest Products - 0.3%
  Weyerhaeuser Co., Senior
    Unsecured Notes
    6.12%                            03/15/07               44                 45,238
                                                                             --------
Pharmaceuticals - 1.5%
  Merck & Co., Inc., Senior
    Unsecured Notes
    4.38%                            02/15/13              125                124,558
  Wyeth, Unsecured Notes
    6.50%                            02/01/34               25                 29,211

                                                                             ========
                                                                              153,769
                                                                             --------
Real Estate - 1.4%
  EOP Operating LP, Senior
    Unsecured Notes
    7.00%                            07/15/11               15                 16,633
  EOP Operating LP, Unsecured
    Notes
    4.65%                            10/01/10               60                 60,017
  Mack-Cali Realty LP, Unsecured
    Notes
    5.05%                            04/15/10               20                 20,273
  The Rouse Co., Unsecured
    Notes
    5.38%                            11/26/13               25                 24,220
  Ryland Group, Inc., Senior
    Unsecured Notes
    5.38%                            05/15/12               20                 20,288

                                                                             ========
                                                                              141,431
                                                                             --------

                                                          PAR
                                      MATURITY           (000)                 VALUE
                                     ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Retail Merchandising - 2.9%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                            09/01/08           $   50               $ 53,317
  The Kroger Co., Senior Notes
    7.45%                            03/01/08               70                 75,298
  Wal-Mart Stores, Inc., Unsecured
    Notes
    4.12%                            07/01/10              160                159,405

                                                                             ========
                                                                              288,020
                                                                             --------
Security Brokers & Dealers - 0.5%
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
    5.75%                            04/15/07               15                 15,427
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                            01/02/13               35                 37,499

                                                                             ========
                                                                               52,926
                                                                             --------
Telecommunications - 7.6%
  BellSouth Capital Funding Corp.,
    Senior Unsecured Notes
    7.75%                            02/15/10              130                148,082
  SBC Communications, Inc.,
    Unsecured Notes
    6.45%                            06/15/34               60                 67,889
  Sprint Capital Corp., Senior
    Notes
    6.88%                            11/15/28               35                 40,176
  Verizon Pennsylvania, Inc.,
    Debentures
    5.65%                            11/15/11              320                336,440
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.75%                            02/15/10              150                171,268

                                                                             ========
                                                                              763,855
                                                                             --------
Yankee - 5.8%
  British Telecommunication Group
    PLC, Senior Unsecured Notes
    8.88%                            12/15/30               30                 42,350
  Canadian National Railway Co.,
    Senior Unsecured Notes
    6.38%                            10/15/11               50                 55,132
  France Telecom, Senior
    Unsecured Notes
    9.25%(c)                         03/01/31               20                 27,884
  Province of Quebec, Unsecured
    Notes
    5.00%                            07/17/09               95                 98,317
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                            09/15/10               60                 69,227
  Tyco International Group SA,
    Senior Unsecured Notes
    6.12%                            01/15/09              100                105,802

                                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
         BOND ALLOCATION TARGET SHARES - SERIES C PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                PAR/SHARES
                                   MATURITY       (000)          VALUE
                                  ----------   -----------   ------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  United Mexican States, Senior
    Unsecured Notes
    8.00%                         09/24/22     $150          $ 183,750

                                                             =========
                                                               582,462
                                                             ---------
TOTAL CORPORATE BONDS
  (Cost $8,315,609)                                          8,391,666
                                                             ---------

TAXABLE MUNICIPAL BONDS - 1.3%
  Illinois State Pension Funding
    General Obligation Bonds,
    Series 03
    5.10%
  (Cost $118,867)                  06/01/33     125     130,325
                                                        -------

SHORT TERM INVESTMENTS - 14.6%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                        07/01/05     1,000     1,000,000
  Galileo Money Market Fund                   475         474,876

                                                        =========
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,474,877)                                     1,474,876
                                                        ---------

TOTAL INVESTMENTS IN SECURITIES -
99.1%
  (Cost $9,909,353(a))                                  9,996,867
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.9%                                       85,985
                                                        ---------
NET ASSETS - 100.0%                                   $10,082,852
                                                      ===========

-------------------

(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $154,230
      Gross unrealized depreciation                                    (66,716)
                                                                       --------
                                                                       $87,514
                                                                       ========

(b) Security exempt from registration under Rule 144A of the Securities Act of
       1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of June 30, 2005, the fund held 5.4% of its net assets, with a current market value of
  $539,480 in securities restricted as to resale.  (c) Rates shown are the rates as of June 30, 2005.

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               BOND ALLOCATION TARGET SHARES - SERIES M PORTFOLIO

AS OF JUNE 30, 2005(UNAUDITED)

                                                               PAR
                                                 MATURITY     (000)        VALUE
                                                ----------   -------   ------------
MORTGAGE PASS-THROUGHS - 18.2%
  Federal National Mortgage
    Association
    5.00%
  (Cost $907,286)                               08/01/19     $895      $ 905,387
                                                                       ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 38.7%
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                       08/16/33      430        484,857
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C3,
    Class A2
    6.96%                                       09/15/35      400        447,626
  Greenwich Capital Commercial
    Funding Corp., Series
    05-GG3, Class A3
    4.57%                                       08/10/42       70         70,455
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                                       08/15/26      500        563,695
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                                       10/18/10      170        185,859
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2,
    Class A3
    6.50%                                       10/13/11      156        172,604

                                                                       =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $1,934,557)                                                    1,925,096
                                                                       ---------
ASSET BACKED SECURITIES - 39.2%
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                                       11/15/07      200        197,188
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                       02/09/09      200        203,036
  Citibank Credit Card Master
    Trust 1, Series 99-2, Class A
    5.88%                                       03/10/11      200        212,250
  Daimler Chrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                       01/08/08      200        198,799
  Discover Card Master Trust I,
    Class 00-9, Class A
    6.35%                                       07/15/08      200        202,721
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                       11/17/08      200        198,604
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                                       02/21/07      139        138,650
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                       12/17/07      200        197,705
  Standard Credit Card Master
    Trust I, Series 94-2, Class A
    7.25%                                       04/07/06      200        205,004

                                                    PAR/SHARES
                                       MATURITY       (000)          VALUE
                                      ----------   -----------   ------------
ASSET BACKED SECURITIES (Continued)
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                             06/16/08         $200      $ 198,266

                                                                 =========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,962,759)                                              1,952,223
                                                                 ---------
SHORT TERM INVESTMENTS - 4.2%
  Galileo Money Market Fund
  (Cost $209,210)                                       209        209,210
                                                                 ---------

TOTAL INVESTMENTS IN SECURITIES -
  100.3%
  (Cost $5,013,812(a))                                           4,991,916
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.3)%                                           (13,851)
                                                                 ---------
NET ASSETS - 100.0%                                             $4,978,065
                                                                ==========

-------------------

(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $  3,155
      Gross unrealized depreciation                                     (25,051)
                                                                       --------
                                                                       $(21,896)
                                                                       ========

          KEY TO INVESTMENT ABBREVIATIONS

  ARM     Adjustable Rate Mortgage
  LLC     Limited-Liability Company
  LP      Limited Partnership
  PLC     Public Limited Company

                                                                               7

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Bond Allocation Target Shares

By (Signature and Title)*	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	August 25, 2005

By (Signature and Title)*	/s/ William McGinley
William McGinley, Treasurer and Principal Financial Officer

Date	August 25, 2005

*	Print the name and title of each signing officer under his or her signature.